DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
Abbott Laboratories Stock Retirement Plan
DESCRIPTION OF THE PLAN
Summary of years of vesting service and vested percentage

Vesting
Service	percentage
Less than two years	0%
Two years or more	100%

Abbott Laboratories Stock Retirement Plan (Puerto Rico)
DESCRIPTION OF THE PLAN
Summary of years of vesting service and vested percentage

Vesting
Service	percentage
Less than two years	0%
Two years or more	100%